Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 16, 2015
C000163811
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,261	$ 14,994	$ 16,135	$ 15,821	$ 15,448	$ 14,424	$ 14,796	$ 14,249	$ 14,831	$ 14,482	$ 14,365	$ 14,936	$ 13,914	$ 12,561	$ 13,169	$ 13,937	$ 14,557	$ 14,132	$ 13,788	$ 14,282	$ 13,926	$ 13,800	$ 14,293	$ 13,375	$ 13,665	$ 12,097	$ 11,552	$ 12,813	$ 13,903	$ 12,722	$ 14,301	$ 14,358	$ 15,573	$ 15,937	$ 16,414	$ 17,890	$ 17,133	$ 17,959	$ 17,369	$ 18,088	$ 17,594	$ 16,982	$ 17,240	$ 16,864	$ 16,005	$ 15,683	$ 15,436	$ 15,716	$ 14,687	$ 13,366	$ 13,792	$ 13,749	$ 12,993	$ 12,567	$ 12,440	$ 11,396	$ 10,288	$ 12,418	$ 13,515	$ 13,909	$ 13,286	$ 12,793	$ 12,437	$ 12,195	$ 12,353	$ 12,625	$ 11,986	$ 12,584	$ 12,269	$ 12,269	$ 12,028	$ 11,189	$ 11,823	$ 11,903	$ 13,217	$ 13,217	$ 13,317	$ 13,167	$ 13,438	$ 13,508	$ 13,377	$ 13,297	$ 13,919	$ 13,237	$ 13,024	$ 12,743	$ 12,569	$ 12,181	$ 12,142	$ 11,639	$ 11,522	$ 11,057	$ 10,582	$ 10,233	$ 10,098	$ 9,671	$ 9,468	$ 9,695	$ 10,074	$ 9,781	$ 9,771	$ 9,307	$ 9,743	$ 9,639	$ 9,620	$ 8,852	$ 8,994	$ 10,000
C000163813
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,645,636	1,617,585	1,738,841	1,706,339	1,665,087	1,555,081	1,595,083	1,535,080	1,597,584	1,560,082	1,546,331	1,607,584	1,497,933	1,351,703	1,416,831	1,499,162	1,565,518	1,518,823	1,481,958	1,534,798	1,496,704	1,481,958	1,534,798	1,436,492	1,466,631	1,298,946	1,239,406	1,375,498	1,492,148	1,364,562	1,533,462	1,539,537	1,669,553	1,707,221	1,759,471	1,916,219	1,834,456	1,922,629	1,859,649	1,936,371	1,882,551	1,817,279	1,843,611	1,804,671	1,711,909	1,676,411	1,650,080	1,679,861	1,569,833	1,428,153	1,472,363	1,467,831	1,387,361	1,340,887	1,327,287	1,215,068	1,097,186	1,323,884	1,441,771	1,482,568	1,416,509	1,363,061	1,324,089	1,298,481	1,315,185	1,344,140	1,276,209	1,338,567	1,305,162	1,305,166	1,279,555	1,190,470	1,256,535	1,265,020	1,404,041	1,404,037	1,414,645	1,398,717	1,426,305	1,433,738	1,419,950	1,410,390	1,477,250	1,404,021	1,381,229	1,350,470	1,332,017	1,289,979	1,286,908	1,232,555	1,220,245	1,171,020	1,120,779	1,082,838	1,068,486	1,023,371	1,001,369	1,025,378	1,065,389	1,034,376	1,033,380	983,365	1,029,380	1,018,374	1,015,374	935,344	949,350	1,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,364	16,990	17,967	17,802	17,242	16,750	17,025	16,390	16,821	16,285	15,993	15,901	15,099	13,817	14,400	14,910	15,504	15,018	14,364	14,999	14,587	14,234	14,538	13,448	13,438	12,077	11,461	12,644	13,274	12,644	13,937	13,834	14,791	14,696	14,961	15,720	14,955	15,685	15,308	15,766	15,492	15,377	15,552	15,060	14,621	14,292	13,978	14,129	13,501	11,689	12,175	12,500	11,889	11,618	11,236	10,767	10,113	11,671	12,831	13,105	12,692	12,551	12,115	11,778	12,091	12,247	11,561	12,144	11,812	11,738	11,446	10,740	11,288	11,303	12,280	12,174	12,414	12,116	12,266	12,548	12,268	12,493	13,083	12,458	12,262	12,134	11,953	11,663	11,667	11,340	11,360	10,958	10,686	10,400	10,253	9,964	9,634	9,830	10,036	9,914	9,907	9,429	9,756	9,846	9,569	8,984	9,152	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,736,382	1,698,973	1,796,678	1,780,239	1,724,175	1,675,035	1,702,520	1,639,033	1,682,109	1,628,547	1,599,273	1,590,122	1,509,903	1,381,660	1,440,042	1,490,970	1,550,368	1,501,776	1,436,406	1,499,878	1,458,695	1,423,417	1,453,751	1,344,849	1,343,770	1,207,735	1,146,104	1,264,383	1,327,429	1,264,423	1,393,745	1,383,374	1,479,062	1,469,616	1,496,069	1,572,036	1,495,462	1,568,464	1,530,813	1,576,567	1,549,239	1,537,662	1,555,163	1,506,049	1,462,057	1,429,195	1,397,842	1,412,895	1,350,120	1,168,922	1,217,536	1,250,016	1,188,894	1,161,813	1,123,557	1,076,673	1,011,338	1,167,110	1,283,100	1,310,472	1,269,223	1,255,074	1,211,545	1,177,794	1,209,117	1,224,666	1,156,081	1,214,404	1,181,195	1,173,793	1,144,615	1,074,030	1,128,827	1,130,252	1,227,990	1,217,424	1,241,399	1,211,575	1,226,561	1,254,765	1,226,755	1,249,271	1,308,324	1,245,834	1,226,152	1,213,425	1,195,275	1,166,258	1,166,697	1,133,986	1,135,996	1,095,776	1,068,586	1,039,957	1,025,296	996,393	963,449	983,027	1,003,554	991,376	990,672	942,886	975,636	984,580	956,877	898,420	915,186	1,000,000
EATON VANCE Index: MSCI World ex USA Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Account Value	$ 16,947	16,574	17,579	17,116	16,802	15,917	16,389	15,702	16,168	15,537	15,492	15,762	14,710	13,410	14,251	14,915	15,432	14,764	14,331	14,952	14,693	14,697	15,066	13,995	13,912	12,692	12,148	13,712	14,332	13,416	15,111	15,213	16,349	16,271	16,418	17,622	16,906	17,909	17,555	18,168	17,693	17,429	17,708	17,318	16,630	16,275	15,816	15,857	14,851	13,054	13,489	13,647	12,720	12,250	12,035	11,247	10,068	12,321	13,653	14,060	13,438	13,139	12,621	12,307	12,599	12,655	12,105	12,776	12,436	12,442	12,162	11,211	11,979	12,098	13,372	13,470	13,564	13,487	13,724	13,822	13,615	13,766	14,322	13,684	13,299	13,113	12,931	12,585	12,480	12,056	12,018	11,635	11,238	11,027	10,819	10,443	10,161	10,419	10,738	10,444	10,532	9,942	10,402	10,389	10,071	9,298	9,249	10,000
EATON VANCE Index: MSCI World ex USA Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Account Value	$ 1,694,747	$ 1,657,375	$ 1,757,935	$ 1,711,564	$ 1,680,152	$ 1,591,660	$ 1,638,879	$ 1,570,160	$ 1,616,817	$ 1,553,730	$ 1,549,219	$ 1,576,182	$ 1,470,954	$ 1,340,967	$ 1,425,101	$ 1,491,480	$ 1,543,184	$ 1,476,437	$ 1,433,134	$ 1,495,196	$ 1,469,305	$ 1,469,667	$ 1,506,577	$ 1,399,501	$ 1,391,169	$ 1,269,188	$ 1,214,759	$ 1,371,187	$ 1,433,240	$ 1,341,636	$ 1,511,091	$ 1,521,327	$ 1,634,852	$ 1,627,117	$ 1,641,768	$ 1,762,249	$ 1,690,633	$ 1,790,857	$ 1,755,494	$ 1,816,834	$ 1,769,306	$ 1,742,921	$ 1,770,798	$ 1,731,847	$ 1,662,983	$ 1,627,477	$ 1,581,647	$ 1,585,660	$ 1,485,060	$ 1,305,364	$ 1,348,873	$ 1,364,741	$ 1,271,959	$ 1,224,957	$ 1,203,549	$ 1,124,681	$ 1,006,834	$ 1,232,097	$ 1,365,302	$ 1,405,961	$ 1,343,764	$ 1,313,926	$ 1,262,106	$ 1,230,700	$ 1,259,875	$ 1,265,512	$ 1,210,498	$ 1,277,568	$ 1,243,593	$ 1,244,224	$ 1,216,210	$ 1,121,089	$ 1,197,876	$ 1,209,756	$ 1,337,229	$ 1,347,031	$ 1,356,391	$ 1,348,729	$ 1,372,443	$ 1,382,246	$ 1,361,508	$ 1,376,571	$ 1,432,226	$ 1,368,379	$ 1,329,854	$ 1,311,331	$ 1,293,058	$ 1,258,532	$ 1,248,032	$ 1,205,575	$ 1,201,751	$ 1,163,547	$ 1,123,750	$ 1,102,650	$ 1,081,871	$ 1,044,282	$ 1,016,147	$ 1,041,891	$ 1,073,754	$ 1,044,416	$ 1,053,245	$ 994,192	$ 1,040,224	$ 1,038,920	$ 1,007,119	$ 929,811	$ 924,887	$ 1,000,000